Financing (Commercial Paper Program And Credit Facility) (Narrative) (Details) € in Millions		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Commercial paper	$ 764,600,000	$ 764,600,000		$ 450,000,000
Euro-Denominated Commercial Paper
Debt Instrument [Line Items]
Commercial paper	315,000,000	315,000,000	€ 260	0
U.S. Dollar-Denominated Commercial Paper
Debt Instrument [Line Items]
Commercial paper	$ 450,000,000	$ 450,000,000		$ 450,000,000
Commercial paper
Debt Instrument [Line Items]
Weighted average interest rate of short-term debt	0.13%	0.13%	0.13%
Weighted average maturity of commercial paper, days	12 days
Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit	$ 2,500,000,000	$ 2,500,000,000
Consolidated leverage ratio	0.65	0.65	0.65
Line of credit facility, amount outstanding	$ 0	$ 0
Eurodollars base rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		1.00%
Minimum | Federal funds base rate | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread percentage to determine floating interest rate		0.50%